SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized costs of oil and gas properties
Depreciation	$ 8,100,000	$ 7,800,000	$ 52,000
Operating Leases, General Term of Leases	3 years
Time period for capitalization of significant construction projects (more than six months)	6 months
Interest cost capitalized during period	4,400,000	0	0
Future minimum base rentals of Transtex Hunter's non-cancelable leases
2013	6,605,000
2014	5,232,000
Payment of deferred financing costs	20,313,000	11,577,000	2,866,000
Amortization of deferred financing costs	7,100,000	3,600,000	1,200,000
Trans Tex Gas Services
Future minimum base rentals of Transtex Hunter's non-cancelable leases
2013	3,900,000
2014	1,600,000
Oil and natural gas properties
Capitalized costs of oil and gas properties
Gas gathering, processing and other equipment	1,908,118,000	1,024,975,000
Less accumulated depreciation and depletion	185,615,000	62,010,000
Net capitalized costs	1,722,503,000	962,965,000
Time period for capitalization of significant construction projects (more than six months)	6 months
Interest cost capitalized during period	4,400,000
Gas Transportation Gathering Processing and Other Equipment [Member]
Capitalized costs of oil and gas properties
Gas gathering, processing and other equipment	218,656,000	121,030,000
Less accumulated depreciation and depletion	16,746,000	8,861,000
Net capitalized costs	$ 201,910,000	$ 112,169,000
Future minimum base rentals of Transtex Hunter's non-cancelable leases
Property, Plant and Equipment, Useful Life	15 years
Field servicing assets | Minimum
Future minimum base rentals of Transtex Hunter's non-cancelable leases
Property, Plant and Equipment, Useful Life	3 years
Field servicing assets | Maximum
Future minimum base rentals of Transtex Hunter's non-cancelable leases
Property, Plant and Equipment, Useful Life	10 years
Furniture and Fixtures Equipment [Member] | Minimum
Future minimum base rentals of Transtex Hunter's non-cancelable leases
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures Equipment [Member] | Maximum
Future minimum base rentals of Transtex Hunter's non-cancelable leases
Property, Plant and Equipment, Useful Life	15 years